CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 14, 2022	Sep. 30, 2022	Sep. 25, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		2,000,000		2,000,000		2,000,000
Preferred stock, shares issued		0		0		0
Preferred stock, shares outstanding		0		0		0
Common stock, par value			$ 0.00001
Class A Common Stock Subject to Redemption
Class A common stock subject to possible redemption		938,090		27,600,000		27,600,000
Purchase price, per unit		$ 10.10		$ 10.10		$ 10.10
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common shares, shares authorized		20,000,000		20,000,000		20,000,000
Common shares, shares issued		6,900,000		6,900,000		6,900,000
Common shares, shares outstanding		6,900,000		6,900,000		6,900,000